20. RELATED PARTY BALANCES AND TRANSACTIONS (Details 1) - USD ($) $ in Thousands		Dec. 31, 2016	Dec. 31, 2015
Due to affiliates		$ 273,970	$ 151,921
Mr. Li
Due to affiliates		144	144
Alliance Rich
Due to affiliates	[1]	4,257	4,091
Hebei Kaiyuan
Due to affiliates	[1]	4,306	4,400
Honest Best Int’l Ltd.
Due to affiliates	[1]	12	9
Smart Success
Due to affiliates	[1]	68,836	6,608
Ruituo
Due to affiliates	[2]	30,962	136,585
Beiguo Auto
Due to affiliates	[3]	0	23
Xinji Beiguo Mall
Due to affiliates	[3]	0	61
Beiguo Mall Xinji Branch
Due to affiliates	[3]	$ 165,453	$ 0

[1]	Entity controlled by Mr. Li.
[2]	Entity controlled by Mr. Li's brother.
[3]	Entity in which Mr. Li is the indirect beneficial owner of approximately 20.92%.